Vessels	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Vessels

4. Vessels

Acquisitions

On January 12, 2022, July 6, 2022, and October 10, 2022, the Company took delivery of the newbuilding LNG carrier Tenergy (Briety Shipping Inc.), the newbuilding DP2 Shuttle tanker Porto (Ostria Maritime Limited) and the VLCC carrier Dias I (Aquila Maritime Limited), respectively, for an aggregate cost of $384,574.

In 2021, there were no vessel acquisitions.

On January 7, 2020, September 21, 2020, and November 10, 2020, the Company took delivery of the newbuilding aframax tanker, Caribbean Voyager and the suezmax tankers, Apollo Voyager and Artemis Voyager, respectively, for an aggregate cost of $197,845.

Sales

In 2022, the Company sold its the aframax tanker, Proteas, and its panamax tanker, Inca, for net proceeds of $31,555, realizing a loss of $440. In 2021, the Company sold its panamax tanker Maya, for net proceeds of $9,336, realizing a loss of $4,121. In 2020, the Company sold its suezmax tanker, Silia T (previously classified as held for sale), its handysize vessel, Didimon, and its aframax tanker Sakura Princess, for net proceeds of $93,627 in total, realizing a total net loss of $6,451. The net losses from the sale of the vessels are separately reflected in the accompanying Consolidated Statements of Comprehensive Income (Loss).

Impairment

As of December 31, 2022, the Company reviewed the carrying amount including any unamortized dry-docking costs and leasehold improvements in connection with the estimated recoverable amount and the probability of sale for each of its vessels, vessels under construction and its right-of-use-assets under operating and finance leases. This review did not indicate an impairment of the carrying value of the Company’s vessels, vessels under construction, and right-of-use-assets under operating and finance leases. In 2021, there was an impairment charge of $86,368 relating to Aris, Ajax, Afrodite, Apollon, Artemis, Ariadne, and Proteas. In 2020, there was an impairment charge of $28,776 relating to Arctic, Antarctic, Izumo Princess and Sakura Princess. Impairment charges are separately reflected in the accompanying Consolidated Statements of Comprehensive Income (Loss).